Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative
Computer expenses	$ 103,531	$ 67,704	$ 43,361
Insurance	48,821	46,765	42,357
Professional fees	185,974	319,016	211,873
Rental (Note 12)	120,557	130,308	129,250
Other general and administrative expenses	214,771	197,143	178,041
Total general and administrative expenses	$ 673,654	$ 760,936	$ 604,882